Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 443,308	$ 640,640
Finished goods	673,192	348,952
Inventories, at cost	$ 1,116,500	$ 989,592